Leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Right-of-use assets	$ 1,006,397	$ 98,570	$ 283,847
Lease liabilities	$ 1,068,754	$ 118,757	$ 326,107
Indicative rate of borrowing cost	0.125%	0.125%
Maximum [Member]
Leases [Line Items]
Interest rate	6.60%	6.60%
Maximum [Member] | Best Lending Rate [Member]
Leases [Line Items]
Interest rate	6.60%	6.60%
Minimum [Member]
Leases [Line Items]
Interest rate	5.50%	5.50%
Minimum [Member] | Best Lending Rate [Member]
Leases [Line Items]
Interest rate		5.50%	5.50%